Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 27, 2026	Jun. 28, 2025	Jun. 29, 2024	Jul. 01, 2023	Jul. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Compensation Actually Paid (“CAP”) and certain Company financial performance measures for the past five fiscal years are set forth below.
CAP is calculated as required under applicable SEC rules and presented on an individual basis for the principal executive officer of the Company (“PEO”) and as an average for other NEOs serving during the presented years. CAP does not reflect the actual amount of compensation earned or realized by NEOs during a covered year. Please see the footnotes to the Pay Versus Performance Table below for more detailed information on the calculation of CAP.
Neither the Compensation and Leadership Development Committee nor the Board used CAP or net income as the basis for making compensation decisions. For more information concerning the Company’s pay-for- performance philosophy and how it aligns executive compensation with the Company’s performance, please see “Compensation Discussion and Analysis.”
Prior to fiscal 2024 the calculation of the CAP for both the PEO and the non-PEO NEOs did not take into consideration the accelerated vesting attributable to retirement eligibility. This was corrected effective with the calculation of CAP for fiscal 2024. Prior years’ CAP has not been restated.
The value of the vested and unvested PSU’s in the calculation of CAP include adjustments to current performance estimates.
PAY VERSUS PERFORMANCE TABLE
Fiscal Year	Summary Comp. Table Total For PEO	CAP to PEO	Summary Comp. Table Total For Former PEO	CAP to Former PEO	Avg. Summary Comp. Table Total For non-PEO NEOs	Avg. CAP to non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income (Millions)(3)	Adjusted OI$ (Millions)(4)
							Company TSR(1)	Peer Group TSR(1)(2)
2026	$11,980,898	$20,445,303	—	—	$2,976,413	$3,286,702	$244.51	$202.37	$334.4	$860.9
2025	$9,894,132	$6,640,640	—	—	$2,364,773	$1,491,950	$145.69	$128.45	$240.2	$624.0
2024	$8,775,978	$5,540,132	—	—	$2,041,858	$1,354,722	$138.84	$127.14	$498.7	$900.0
2023	$9,716,827	$13,428,971	—	—	$1,928,181	$1,950,485	$132.63	$109.49	$770.8	$1,220.9
2022	$8,129,900	$9,883,510	—	—	$2,031,221	$1,912,506	$108.20	$88.85	$692.4	$985.6

(1)
Reflects the cumulative value of a $100 investment made at the beginning of fiscal year 2022 through the end of fiscal year 2026, including the reinvestment of dividends.

(2)
The Peer Group is the one used in the Annual Reports on Form 10-K pursuant to Item 201(e)(ii) of Regulations S-K for each of the fiscal years noted, which is comprised of the following five companies: Agilysys, Inc.; Arrow Electronics Inc.; Insight Enterprises Inc.; Scansource Inc.; and TD Synnex Corporation.

(3)
As presented in the Company’s Consolidated Statements of Operations for each of the fiscal years ended, calculated in accordance with GAAP.

(4)
The Company’s selected measure, Adjusted Operating Income Dollars (OI$), is a non-GAAP measure and was one of the financial performance metrics used in the fiscal 2026 annual cash incentive plan design for executive officers. Please see Appendix A for information on how this measure was calculated as well as a reconciliation to its most directly comparable GAAP measures.

Phil Gallagher was the PEO for all the presented years. To calculate CAP for Mr. Gallagher, the following amounts were deducted from and added to the Total Compensation reported in the Summary Compensation Table (“SCT”):
Year	2022	2023	2024	2025	2026
SCT Total Compensation	$8,129,900	$9,716,827	$8,775,978	$9,894,132	$11,980,898
Minus: Grant-date fair value of awards reported in the SCT	$4,216,444	$6,078,268	$6,572,830	$7,309,157	$7,970,035
Plus: Vesting-date fair value of awards granted and vested in the covered year	$624,058	$736,281	$857,801	$914,206	$989,006
Plus: Year-end fair value of awards granted but remain unvested in the covered year	$4,349,379	$6,808,722	$4,405,536	$3,115,524	$13,591,529
Plus/(Minus): Change in fair value of awards granted in prior year(s) that vested in the covered year	$457,714	$164,293	$(1,912,696)	$41,321	$1,870,106
Plus: Change in fair value of awards granted in prior year(s) that remain unvested in covered year	$535,110	$2,089,549	$—	$—	$—
Minus: Fair value of awards forfeited during the covered year	$—	$—	$—	$—	$—
Minus: Aggregate change in actuarial present value of accumulated benefit under pension plans	$17,711	$27,780	$34,126	$37,429	$38,689
Plus: Aggregate service costs and prior service costs for pension plans	$21,504	$19,347	$20,469	$22,043	$22,488
Compensation Actually Paid (CAP)	$9,883,510	$13,428,971	$5,540,132	$6,640,640	$20,445,303
The following are the non-PEO NEOs included for each year shown in the table:
Fiscal 2026: Messrs. Jacobson, Arnold, Chan, and McCoy
Fiscal 2025: Messrs. Jacobson, Arnold, Chan, and McCoy
Fiscal 2024: Messrs. Jacobson, Arnold, Chan, and McCoy
Fiscal 2023: Messrs. Liguori (former CFO), Jacobson, Arnold, and McCoy, and Ms. Obregon
Fiscal 2022: Messrs. Liguori, Arnold, Chan, and McCoy
To calculate the Average CAP for the non-PEO NEOs, the following amounts were deducted from and added to the average Total Compensation reported in the SCT:
Year	2022	2023	2024	2025	2026
Average SCT Total Compensation	$2,031,221	$1,928,181	$2,041,858	$2,364,773	$2,976,413
Minus: Average grant-date fair value of awards reported in the SCT	$780,055	$890,867	$1,114,994	$1,312,123	$1,476,806
Plus: Average vesting-date fair value of awards granted and vested in the covered year	$115,456	$124,990	$141,777	$159,967	$178,082
Plus: Average year-end fair value of awards granted but remain unvested in the covered year	$402,321	$555,985	$361,411	$273,488	$1,279,400
Plus/(Minus): Average change in fair value of awards granted in prior year(s) that vested in the covered year	$78,917	$17,562	$(53,139)	$13,079	$60,266
Plus/(Minus): Average change in fair value of awards granted in prior year(s) that remain unvested	$69,871	$224,960	$(2,111)	$5,796	$299,367
Minus: Average fair value of awards forfeited during the covered year	$—	$—	$—	$—	$—
Minus: Average aggregate change in actuarial present value of accumulated benefit under pension plans	$43,134	$63,768	$58,509	$57,370	$65,840
Plus: Average aggregate service costs and prior service costs for pension plans	$37,909	$53,442	$38,429	$44,340	$35,820
Average Compensation Actually Paid	$1,912,506	$1,950,485	$1,354,722	$1,491,950	$3,286,702

Company Selected Measure Name	Adjusted OI
Named Executive Officers, Footnote
The following are the non-PEO NEOs included for each year shown in the table:
Fiscal 2026: Messrs. Jacobson, Arnold, Chan, and McCoy
Fiscal 2025: Messrs. Jacobson, Arnold, Chan, and McCoy
Fiscal 2024: Messrs. Jacobson, Arnold, Chan, and McCoy
Fiscal 2023: Messrs. Liguori (former CFO), Jacobson, Arnold, and McCoy, and Ms. Obregon
Fiscal 2022: Messrs. Liguori, Arnold, Chan, and McCoy

Peer Group Issuers, Footnote
(2)
The Peer Group is the one used in the Annual Reports on Form 10-K pursuant to Item 201(e)(ii) of Regulations S-K for each of the fiscal years noted, which is comprised of the following five companies: Agilysys, Inc.; Arrow Electronics Inc.; Insight Enterprises Inc.; Scansource Inc.; and TD Synnex Corporation.

Adjustment To PEO Compensation, Footnote
Phil Gallagher was the PEO for all the presented years. To calculate CAP for Mr. Gallagher, the following amounts were deducted from and added to the Total Compensation reported in the Summary Compensation Table (“SCT”):
Year	2022	2023	2024	2025	2026
SCT Total Compensation	$8,129,900	$9,716,827	$8,775,978	$9,894,132	$11,980,898
Minus: Grant-date fair value of awards reported in the SCT	$4,216,444	$6,078,268	$6,572,830	$7,309,157	$7,970,035
Plus: Vesting-date fair value of awards granted and vested in the covered year	$624,058	$736,281	$857,801	$914,206	$989,006
Plus: Year-end fair value of awards granted but remain unvested in the covered year	$4,349,379	$6,808,722	$4,405,536	$3,115,524	$13,591,529
Plus/(Minus): Change in fair value of awards granted in prior year(s) that vested in the covered year	$457,714	$164,293	$(1,912,696)	$41,321	$1,870,106
Plus: Change in fair value of awards granted in prior year(s) that remain unvested in covered year	$535,110	$2,089,549	$—	$—	$—
Minus: Fair value of awards forfeited during the covered year	$—	$—	$—	$—	$—
Minus: Aggregate change in actuarial present value of accumulated benefit under pension plans	$17,711	$27,780	$34,126	$37,429	$38,689
Plus: Aggregate service costs and prior service costs for pension plans	$21,504	$19,347	$20,469	$22,043	$22,488
Compensation Actually Paid (CAP)	$9,883,510	$13,428,971	$5,540,132	$6,640,640	$20,445,303

Non-PEO NEO Average Total Compensation Amount	$ 2,976,413	$ 2,364,773	$ 2,041,858	$ 1,928,181	$ 2,031,221
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,286,702	1,491,950	1,354,722	1,950,485	1,912,506
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the Average CAP for the non-PEO NEOs, the following amounts were deducted from and added to the average Total Compensation reported in the SCT:
Year	2022	2023	2024	2025	2026
Average SCT Total Compensation	$2,031,221	$1,928,181	$2,041,858	$2,364,773	$2,976,413
Minus: Average grant-date fair value of awards reported in the SCT	$780,055	$890,867	$1,114,994	$1,312,123	$1,476,806
Plus: Average vesting-date fair value of awards granted and vested in the covered year	$115,456	$124,990	$141,777	$159,967	$178,082
Plus: Average year-end fair value of awards granted but remain unvested in the covered year	$402,321	$555,985	$361,411	$273,488	$1,279,400
Plus/(Minus): Average change in fair value of awards granted in prior year(s) that vested in the covered year	$78,917	$17,562	$(53,139)	$13,079	$60,266
Plus/(Minus): Average change in fair value of awards granted in prior year(s) that remain unvested	$69,871	$224,960	$(2,111)	$5,796	$299,367
Minus: Average fair value of awards forfeited during the covered year	$—	$—	$—	$—	$—
Minus: Average aggregate change in actuarial present value of accumulated benefit under pension plans	$43,134	$63,768	$58,509	$57,370	$65,840
Plus: Average aggregate service costs and prior service costs for pension plans	$37,909	$53,442	$38,429	$44,340	$35,820
Average Compensation Actually Paid	$1,912,506	$1,950,485	$1,354,722	$1,491,950	$3,286,702

Compensation Actually Paid vs. Total Shareholder Return
CAP vs. Company TSR
Changes in CAP values for the PEO and non-PEO NEOs over fiscal years 2022 through 2026 generally align with changes in the Company’s TSR over this same period. CAP values increased significantly in fiscal 2026 over the prior year as did the Company TSR. Equity awards in long-term incentive plans represent a significant portion of the NEOs’ total compensation and generally result in the alignment of the fair value of the NEOs’ equity awards with shareholders’ interest. Fluctuations in stock price over this five-year period similarly impacted the changes in fair value of the NEOs’ equity awards.

Compensation Actually Paid vs. Net Income
CAP vs. Net Income
The SEC requires net income to be included as a performance measure in the Pay Versus Performance Table. However, the Company does not use net income in its compensation incentive plan design or to determine compensation levels. Therefore, changes in CAP values over fiscal years 2022 through 2026 somewhat align with changes in the Company’s net income over this same period.

Compensation Actually Paid vs. Company Selected Measure
CAP vs. Adjusted Operating Income Dollars
Adjusted OI$ (the Company-Selected Measure) is a non-GAAP measure, and the achievement of certain Adjusted OI$ targets was one of the metrics used in calculating the NEOs’ annual cash incentive awards for each of the fiscal years 2022 through 2026. Changes in CAP values for the PEO and non-PEO NEOs over fiscal years 2022 through 2026 generally align with changes in the Company’s Adjusted OI$ over this same period.

Total Shareholder Return Vs Peer Group
Company TSR vs. Peer Group TSR
Both the Company TSR and Peer Group TSR increased over fiscal years 2022 through 2026. The design of PSU awards granted in fiscal years 2023, 2024, 2025 and 2026 included modifiers based on Company TSR against a peer group TSR to provide a level of alignment between executive compensation and TSR. However, the peer groups used under these modifiers varied between PSU awards and are different than the selected Peer Group reflected in the Pay Versus Performance Table, which consists of fewer companies. Please see the “Compensation Discussion and Analysis” section of this Proxy Statement for more information on the peer groups used under the modifiers.

Tabular List, Table
MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES FOR FISCAL 2026
Listed below are the most important financial performance measures used by the Company during fiscal 2026 to link NEO compensation to Company performance. These measures are not ranked by relative importance. Please see “Compensation Discussion and Analysis — Elements of Executive Compensation” for additional information regarding these performance measures.
FY26 Most Important Financial Performance Measures (Unranked)
Adjusted Operating Income Dollars(1)
Return on Working Capital(1)
Absolute Adjusted Earnings Per Share Growth vs the Target(2)
Market Share (Relative Organic Sales Growth and Adjusted Operating Income Dollar growth of AVT vs Core Business Competitor)(1)
Adjusted Return on Invested Capital vs the Target(2)
Relative Total Shareholder Return(2)

(1)
Measure used in the fiscal 2026 annual cash incentive awards for executive officers.

(2)
Measure used in the fiscal 2026 PSU awards for executive officers.

Total Shareholder Return Amount	$ 244.51	145.69	138.84	132.63	108.2
Peer Group Total Shareholder Return Amount	202.37	128.45	127.14	109.49	88.85
Net Income (Loss)	$ 334,400,000	$ 240,200,000	$ 498,700,000	$ 770,800,000	$ 692,400,000
Company Selected Measure Amount	860,900,000	624,000,000	900,000,000	1,220,900,000	985,600,000
PEO Name	Phil Gallagher
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income Dollars
Non-GAAP Measure Description
(4)
The Company’s selected measure, Adjusted Operating Income Dollars (OI$), is a non-GAAP measure and was one of the financial performance metrics used in the fiscal 2026 annual cash incentive plan design for executive officers. Please see Appendix A for information on how this measure was calculated as well as a reconciliation to its most directly comparable GAAP measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Working Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Absolute Adjusted Earnings Per Share Growth vs the Target
Measure:: 4
Pay vs Performance Disclosure
Name	Market Share (Relative Organic Sales Growth and Adjusted Operating Income Dollar growth of AVT vs Core Business Competitor)
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital vs the Target(2)
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Phil Gallagher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	11,980,898	$ 9,894,132	$ 8,775,978	$ 9,716,827	$ 8,129,900
PEO Actually Paid Compensation Amount	20,445,303	6,640,640	5,540,132	13,428,971	9,883,510
William J Amelio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
PEO | Phil Gallagher [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,689)	(37,429)	(34,126)	(27,780)	(17,711)
PEO | Phil Gallagher [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,488	22,043	20,469	19,347	21,504
PEO | Phil Gallagher [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,970,035)	(7,309,157)	(6,572,830)	(6,078,268)	(4,216,444)
PEO | Phil Gallagher [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,591,529	3,115,524	4,405,536	6,808,722	4,349,379
PEO | Phil Gallagher [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,089,549	535,110
PEO | Phil Gallagher [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	989,006	914,206	857,801	736,281	624,058
PEO | Phil Gallagher [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,870,106	41,321	(1,912,696)	164,293	457,714
PEO | Phil Gallagher [Member] | Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,840)	(57,370)	(58,509)	(63,768)	(43,134)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,820	44,340	38,429	53,442	37,909
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,476,806)	(1,312,123)	(1,114,994)	(890,867)	(780,055)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,279,400	273,488	361,411	555,985	402,321
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	299,367	5,796	(2,111)	224,960	69,871
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,082	159,967	141,777	124,990	115,456
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,266	$ 13,079	(53,139)	17,562	78,917
Non-PEO NEO | Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount